Fair value measurement - Significant unobservable inputs (Details) - Recurring - Level 3 of fair value hierarchy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value, Beginning balance	$ (16,632)	$ (21,965)
Changes in fair value through profit or loss	(13,168)	5,333
Payments	3,273
Fair value, Ending balance	$ (26,527)	$ (16,632)